Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation between standard and effective income tax:
Income before tax	€ 751	€ 2,534	€ 610
Income tax calculated using weighted average applicable statutory tax rates	178	745	239
Difference due to the effects of:
Non-taxable income	(80)	(157)	(126)
Non-tax deductible expenses	28	28	21
Changes in tax rate/base	(30)	(550)	93
Different tax rates on overseas earnings		(1)	8
Tax credits	(68)	(67)	(41)
Other taxes	29	67	38
Adjustments to prior years	11	2	(34)
Origination and change in contingencies	2	9	8
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(35)	(45)	(54)
Non-recognition of deferred tax assets	17	41	33
Tax effect of (profit) / losses from joint ventures and associates	(9)	(7)	(7)
Other	(3)	(1)	(6)
Difference due to effects of income tax	(138)	(680)	(67)
Income tax for the period (income) / charge	€ 40	€ 65	€ 172